As filed with the Securities and Exchange Commission on April 18, 2011

1933 Act File No. 333-168091

1940 Act File No.  811-22438

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

☒    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒    Pre-Effective Amendment No.   6

☐    Post-Effective Amendment No.

and

☒    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒    Amendment No.  6

ING EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

(Exact Name of Registrant as Specified in Declaration of Trust)

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

(480) 477-3000

(Registrant’s Telephone Number, including Area Code)

Huey P. Falgout, Jr.

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

Copies of Communications to:

Jeffrey S. Puretz, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006-2401 (202) 261-3358	Joseph A. Hall, Esq. Davis Polk & Wardell LLP 450 Lexington Avenue New York, NY 10017 (212) 450-4565

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

It is proposed that this filing will become effective when declared effective pursuant to section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

PROPOSED
		PROPOSED	MAXIMUM
	NUMBER	MAXIMUM	AGGREGATE
TITLE OF SECURITIES BEING	BEING	OFFERING PRICE	OFFERING	AMOUNT OF REGISTRATION
REGISTERED	REGISTERED	PER UNIT	PRICE(1)	FEE(2)
Common Shares $0.01 par value	50,000 Shares	$20.00	$1,000,000	$71.30

(1)          Estimated solely for the purpose of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933.

(2)          Previously paid on July 12, 2010.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 6 to the Registration Statement for ING Emerging Markets High Dividend Equity Fund (the “Fund”) is being filed solely for the purposes of filing certain exhibits and incorporates by reference the Fund’s Prospectus and Statement of Additional Information filed in Pre-Effective Amendment No. 5 to the Fund’s Registration Statement on Form N-2 on March 25, 2011.

PART C — OTHER INFORMATION

Item 25.                                                       Financial Statements and Exhibits:

1.                                       Financial Statements:

The Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940 Act, are included in Part B of the Registration Statement.

2.                                       Exhibits:

(a)                                  (i)                                     Certificate of Trust dated July 6, 2010 — previously filed as an Exhibit to the Initial Registration Statement on Form N-2 on July 14, 2010 and incorporated herein by reference.

(ii)                                  Declaration of Trust dated July 6, 2010 - previously filed as an Exhibit to the Initial Registration Statement on Form N-2 on July 14, 2010 and incorporated herein by reference.

(b)                                 Bylaws dated July 6, 2010 - previously filed as an Exhibit to the Initial Registration Statement on Form N-2 on July 14, 2010 and incorporated herein by reference.

(c)                                  Not Applicable.

(d)                                 Form of Specimen Certificate for Common Shares — filed herein.

(e)                                  Dividend Reinvestment Plan of Registrant — previously filed as an Exhibit to Pre-Effective Amendment No. 5 on Form N-2 on March 25, 2011 and incorporated herein by reference.

(f)                                    Not Applicable.

(g)                                 (i)                                     Form of Investment Management Agreement between ING Investments, LLC and Registrant. — previously filed as an Exhibit to Pre-Effective Amendment No. 5 on Form N-2 on March 25, 2011 and incorporated herein by reference.

(ii)                                  Form of Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Advisors B.V. — Filed herein.

(h)                                 (1)                                  Form of Underwriting Agreement — filed herein.

(2)                                  Form of Master Agreement Among Underwriters — filed herein.

(3)                                  Form of Master Selected Dealers Agreement — filed herein.

(i)                                     Deferred Compensation Plan for Independent Directors — filed herein.

(j)                                     (i)                                     Custody Agreement between the Registrant and The Bank of New York Mellon — previously filed as an Exhibit to Pre-Effective Amendment No. 5 on Form N-2 on March 25, 2011 and incorporated herein by reference.

(a)          Form of Amended Exhibit A with respect to the Custodian Agreement between the Registrant and The Bank of New York Mellon — previously filed as an Exhibit to Pre-Effective Amendment No. 5 on Form N-2 on March 25, 2011 and incorporated herein by reference.

(ii)                                  Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon — previously filed as an Exhibit to Pre-Effective Amendment No. 5 on Form N-2 on March 25, 2011 and incorporated herein by reference.

(a)          Form of Amended Exhibit A with respect to the Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon — previously filed as an Exhibit to Pre-Effective Amendment No. 5 on Form N-2 on March 25, 2011 and incorporated herein by reference.

(iii)                               Fund Accounting Agreement between the Registrant and The Bank of New York Mellon — previously filed as an Exhibit to Pre-Effective Amendment No. 5 on Form N-2 on March 25, 2011 and incorporated herein by reference.

(a)          Form of Amended Exhibit A with respect to the Fund Accounting Agreement between the Registrant and The Bank of New York Mellon — previously filed as an Exhibit to Pre-Effective Amendment No. 5 on Form N-2 on March 25, 2011 and incorporated herein by reference.

(k)                                  (i)                                     Form of Administration Agreement between the Registrant and ING Funds Services, LLC — previously filed as an Exhibit to Pre-Effective Amendment No. 5 on Form N-2 on March 25, 2011 and incorporated herein by reference.

(ii)                                  Amended and Restated Stock Transfer Agency Agreement between the Registrant and The Bank of New York Mellon — previously filed as an Exhibit to Pre-Effective Amendment No. 5 on Form N-2 on March 25, 2011 and incorporated herein by reference.

(a)          Form of Amended Schedule A with respect to the Amended and Restated Stock Transfer Agency Agreement between the Registrant and The Bank of New York Mellon — previously filed as an Exhibit to Pre-Effective Amendment No. 5 on Form N-2 on March 25, 2011 and incorporated herein by reference.

(iii)                               Securities Lending Agreement and Guaranty between the Registrant and The Bank of New York Mellon — previously filed as an Exhibit to Pre-Effective Amendment No. 5 on Form N-2 on March 25, 2011 and incorporated herein by reference.

(a)                                  Form of Amended Exhibit A with respect to the Securities Lending Agreement and Guaranty between the Registrant and the Bank of New York Mellon — previously filed as an Exhibit to Pre-Effective Amendment No. 5 on Form N-2 on March 25, 2011 and incorporated herein by reference.

(iv)                              Form of Marketing and Structuring Fee Agreement with Morgan Stanley & Co. Incorporated — filed herein.

(v)                                 Form of Syndication Fee Agreement with Morgan Stanley & Co. Incorporated — filed herein.

(vi)                              Form of Structuring Fee Agreement with Citigroup Global Markets Inc. — filed herein.

(vii)                           Form of Structuring Fee Agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated — filed herein.

(viii)                        Form of Structuring Fee Agreement with UBS Securities LLC — filed herein.

(ix)                                Form of Structuring Fee Agreement with Wells Fargo Securities, LLC — filed herein.

(x)                                   Form of Structuring Fee Agreement with Amerprise Financial Services, Inc. — filed herein.

(xi)                                Form of Wholesaling Agreement with ING Investments Distributor, LLC — filed herein.

(l)                                     Opinion and Consent of Counsel.*

(m)                               Not applicable.

(n)                                 Consent of Independent Registered Public Accounting Firm*

(o)                                 Not Applicable.

(p)                                 Not Applicable.

(q)                                 Not Applicable.

(r)                                    (i)                                     Code of Ethics for the ING Funds and ING Investments, LLC — previously filed as an Exhibit to Pre-Effective Amendment No. 5 on Form N-2 on March 25, 2011 and incorporated herein by reference.

(ii)                                  Code of Ethics for ING Investment Management Advisors B.V. — previously filed as an Exhibit to Pre-Effective Amendment No. 5 on Form N-2 on March 25, 2011 and incorporated herein by reference.

* To be filed by subsequent amendment.

Item 26.                                                       Marketing Arrangements:

See Sections      of the Form of Underwriting Agreement filed as Exhibit (h)(1).

Item 27.                                                       Other Expenses of Issuance and Distribution:

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Registration fees	$	*

New York Stock Exchange listing fee
National Association of Securities Dealers, Inc. fees
Blue Sky filing fees and expenses
Printing (other than stock certificates)
Engraving and printing stock certificates
Legal fees and expenses
Accounting fees and expenses
Miscellaneous expenses
Total

Item 28.                                                       Persons Controlled by or Under Common Control - Not Applicable.

Item 29.                                                       Number of Holders of Securities *

*To be filed by subsequent amendment

Item 30.                                                       Indemnification:

Section 8.4 of Article VIII of the Registrant’s Declaration of Trust provides as follows:

Indemnification.  The Fund shall indemnify each of its Trustees, and officers and persons who serve at the Fund’s request as directors, officers or trustees of another organization in which the Fund has any interest as a shareholder, creditor, or otherwise, and may indemnify any trustee, director or officer of a predecessor organization (each an “Indemnified Person”), against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and expenses including reasonable accountants’ and counsel fees) reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding of any kind and nature whatsoever, whether brought in the right of the Fund or otherwise, and whether of a civil, criminal or administrative nature, before any court or administrative or legislative body, including any appeal therefrom, in which he or she may be involved as a party, potential party, non-party witness or otherwise or with which he may be threatened, while as an Indemnified Person or thereafter, by reason of being or having been such an Indemnified Person, except that no Indemnified Person shall be indemnified against any liability to the Fund or its Shareholders to which such Indemnified Person would otherwise be subject by reason of bad faith, willful misconduct, gross negligence or reckless disregard of his duties involved in the conduct of such Indemnified Person’s office (such willful misconduct, bad faith, gross negligence or reckless disregard being referred to herein as “Disabling Conduct”).  Expenses, including accountants’ and counsel fees so incurred by any such Indemnified Person (but excluding amounts paid in advance of the final disposition in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Fund or a Series in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Indemnified Person to repay amounts so paid to the Fund if it is ultimately determined that indemnification of such expenses is not authorized under this Section 8.4 and either (i) such Indemnified Person provides security for such undertaking, (ii) the Fund is insured against losses arising by reason of such payment, or (iii) a majority of a quorum of disinterested, non-party Trustees, or independent legal counsel in a written opinion, determines, based on a review of readily available facts, that there is reason to believe that such Indemnified Person ultimately will be found entitled to indemnification.

Indemnification of an Indemnified Person pursuant to this Section 8.4 shall be made if (a) the court or body before whom the proceeding is brought determines, in a final decision on the merits, that such Indemnified Person was not liable by reason of Disabling Conduct or (b) in the absence of such a determination, a majority of a quorum of disinterested, non-party Trustees or independent legal counsel in a written opinion make a reasonable determination, based upon a review of the facts, that such Indemnified Person was not liable by reason of Disabling Conduct.

The right of indemnification provided by this Section 8.4 shall not be exclusive of or affect any other rights to which any such Indemnified Person may be entitled.  As used in this Section 8.4, “Indemnified Person” shall include such person’s heirs, executors and administrators, and a “disinterested, non-party Trustee” is a Trustee who is neither an Interested Person of the Fund nor a party to the proceeding in question.  The term “Interested Person” shall have the meaning given it in the 1940 Act.

The rights of indemnification herein provided may be insured against by policies maintained by the Fund, shall be severable, shall not affect any other rights to which any Indemnified Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Indemnified Person and shall inure to the benefit of the heirs, executors and administrators of such a person.  Nothing contained herein shall affect any rights to indemnification to which Fund personnel other than Indemnified Persons may be entitled by contract or otherwise under law.

The Form of Underwriting Agreement filed herewith provides for each of the parties thereto, including the Registrant and the underwriters to indemnify others, their directors or trustees, officers, agents, affiliates and persons who control them against certain liabilities in connection with the offering as described herein, including liabilities under the federal securities laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, may be terminated to Trustees, officers and controlling persons of the Fund, pursuant to the foregoing provisions or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31.                                                       Business and Other Connections of Investment Adviser:

The descriptions of the Investment Adviser and the Sub-Adviser under the captions “Management of the Fund” in the Prospectus and Statement of Additional Information of this registration statement are incorporated by reference herein.  Information as to the directors and officers of Registrant’s investment adviser and the sub-adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Registrant’s investment adviser and sub-adviser in the last two years, is included in their respective applications for registration as an investment adviser on Form ADV (ING Investments, LLC: File No. 801-48282; ING Investment Management Advisors B.V.: File No. 801-40494) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Item 32.                                                       Location of Accounts and Records:

The accounts and records of the Registrant will be maintained at its office at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258 and at the office of its custodian, The Bank of New York, at 101 Barclay Street, Floor 11E, New York, New York 10286.

Item 33.                                                       Management Services - Not Applicable.

Item 34.                                                       Undertakings:

1.                                       The Registrant undertakes to suspend the Offering until the prospectus is amended if (1) subsequent to the effective date of this registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of this registration statement or (2) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus included in this registration statement.

2.                                       Not Applicable.

3.                                       Not Applicable.

4.                                       Not Applicable.

5.                                       a.                                       The Registrant undertakes that, for the purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act (17 CFR 230.497(h)) shall be deemed to be part of this Registration Statement as of the time it was declared effective; and

b.                                      for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6.                                       The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Initial Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 18th day of April, 2011.

ING EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

	President, Chief Executive Officer	April 18, 2011
Shaun P. Mathews*

	Senior Vice President and Chief/Principal Financial Officer	April 18, 2011
Todd Modic*

	Trustee	April 18, 2011
Colleen D. Baldwin*

	Trustee	April 18, 2011
John V. Boyer*

	Trustee	April 18, 2011
Patricia W. Chadwick*

Signature	Title	Date

	Trustee	April 18, 2011
Robert W. Crispin*

	Trustee	April 18, 2011
Peter S. Drotch*

	Trustee	April 18, 2011
J. Michael Earley*

	Trustee	April 18, 2011
Patrick W. Kenny*

	Trustee	April 18, 2011
Sheryl K. Pressler*

	Trustee	April 18, 2011
Roger B. Vincent*

*By:
/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact**

**                                  Powers of Attorney for Shaun P. Mathews, Todd Modic and each Trustee were attached as exhibits to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 filed on November 30, 2010 and are incorporated herein by reference.

EXHIBIT LIST

Exhibit Number	Name of Exhibit
2(d)	Form of Specimen Certificate for Common Shares
2(g)(ii)	Form of Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Advisors B.V.
2(h)(1)	Form of Underwriting Agreement
2(h)(2)	Form of Master Agreement Among Underwriters
2(h)(3)	Form of Master Selected Dealers Agreement

2(i)	Deferred Compensation Plan for Independent Directors

2(k)(iv)	Form of Marketing and Structuring Fee Agreement with Morgan Stanley & Co. Incorporated
2(k)(v)	Form of Syndication Fee Agreement with Morgan Stanley & Co. Incorporated
2(k)(vi)	Form of Structuring Fee Agreement with Citigroup Global Markets Inc.
2(k)(vii)	Form of Structuring Fee Agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated
2(k)(viii)	Form of Structuring Fee Agreement with UBS Securities LLC
2(k)(ix)	Form of Structuring Fee Agreement with Wells Fargo Securities, LLC
2(k)(x)	Form of Structuring Fee Agreement with Amerprise Financial Services, Inc.
2(k)(xi)	Form of Wholesaling Agreement with ING Investments Distributor, LLC